Deferred Revenues and Contract Liabilities - Summary of Deferred Revenues and Contract Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accruals and deferred income including contract liabilities [abstract]
Deferred revenues and contract liabilities	$ 59	$ 110,325
Total deferred income including contract liabilities	$ 59	$ 110,325